Reconciliation for Changes in Liabilities Arising from Financing Activities - Schedule of Change in Group Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debts [Member]
Schedule of Change in Group Liability [Line Items]
Non cash changes, Balance	$ 5,088,014	$ 3,972,648
Non cash changes, Financing cashflows	(541,874)	1,003,296
Non cash changes, Interest charged	282,337	193,418
Non cash changes, New leases
Non cash changes, Fair value adjustment
Non cash changes, Effect of changes in foreign exchange rates	(18,043)	81,348
Non cash changes Balance	4,810,434	5,088,014
Operating Lease [Member]
Schedule of Change in Group Liability [Line Items]
Non cash changes, Balance	83,067	81,297
Non cash changes, Financing cashflows	(61,365)	(55,135)
Non cash changes, Interest charged	1,496	1,901
Non cash changes, New leases	34,674	57,528
Non cash changes, Fair value adjustment
Non cash changes, Effect of changes in foreign exchange rates	4,960	(2,524)
Non cash changes Balance	62,832	83,067
Finance Lease [Member]
Schedule of Change in Group Liability [Line Items]
Non cash changes, Balance	177,095	68,606
Non cash changes, Financing cashflows	(64,232)	(25,446)
Non cash changes, Interest charged	12,319	5,811
Non cash changes, New leases	103,263	130,324
Non cash changes, Fair value adjustment
Non cash changes, Effect of changes in foreign exchange rates	10,714	(2,200)
Non cash changes Balance	239,159	177,095
Convertible note – host debt [Member]
Schedule of Change in Group Liability [Line Items]
Non cash changes, Balance	940,077
Non cash changes, Financing cashflows		964,922
Non cash changes, Interest charged		17,500
Non cash changes, New leases
Non cash changes, Fair value adjustment		(42,345)
Non cash changes, Effect of changes in foreign exchange rates
Non cash changes Balance		940,077
Other financial liabilities [Member]
Schedule of Change in Group Liability [Line Items]
Non cash changes, Balance	$ 173,551
Non cash changes, Financing cashflows		35,078
Non cash changes, Interest charged
Non cash changes, New leases
Non cash changes, Fair value adjustment		138,473
Non cash changes, Effect of changes in foreign exchange rates
Non cash changes Balance		$ 173,551